Share Capital	6 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
SHARE CAPITAL
15.	SHARE CAPITAL

	December 31, 2024		June 30, 2024
	Number of shares	Amount	Number of shares	Amount
		RM		RM
Issued and fully paid ordinary shares
As at the beginning and end of the period/year	26,437,500	23,308,795	26,437,500	23,308,795

Owners of the Company are entitled to receive dividends as and when declared by the Company and are entitled to one (1) vote per ordinary share at meetings of the Company. All ordinary shares rank pari passu with regard to the residual assets of the Company.